Note 5 - Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
5.        Transactions with Related Parties:

(a)
Pyramis Technical Co. S.A.: Pyramis Technical Co. S.A. is wholly owned by the father of the Company's Chief Executive Officer and has been responsible for the renovation of the Company's premises. During the year ended December 31, 2012 Euro 3,741 or $4,937 (2011: Euro 3,741 or $4,840) was paid up to December 31, 2012 and is included in renovation works which are included in "Other fixed assets, net", which are separately presented in the accompanying consolidated balance sheet.

(b)
Central Mare Inc. ("Central Mare") – Letter Agreement and Management Agreements: on May 12, 2010, the Company's Board of Directors agreed to outsource all of the commercial and technical management of the Company's vessels to Central Mare Inc., or Central Mare, a related party controlled by the family of the Company's Chief Executive Officer, on a timeline that was determined by its executive officers in consideration of the vessels' schedule. Since July 1, 2010 Central Mare has been performing all operational, technical and commercial functions relating to the chartering and operation of the Company vessels, pursuant to a letter agreement concluded between Central Mare and Top Ships as well as management agreements concluded between Central Mare and the vessel-owning subsidiaries.

The Company pays a management fee of Euro 689.6 or approximately $910 per day per vessel that is employed under a time or voyage charter and a management fee of Euro 265.2 or approximately $350 per day per vessel that is employed under a bareboat charter. In addition, the management agreements provide for payment to Central Mare of: (i) a fee of Euro 106.1 or approximately $140 per day per vessel for services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002; (ii) Euro 530.5 or approximately $700 per day for superintendent visits; (iii) a chartering commission of 0.75% on all existing (as of July 1, 2010) freight, hire and demurrage revenues; (iv) a chartering commission of 1.25% on all new (concluded after July 1, 2010) freight, hire and demurrage revenues; (v) a commission of 1.00% of all gross sale proceeds or the purchase price paid for vessels; (vi) a quarterly fee of Euro 100,000 or approximately $131,970 for the services rendered in relation to the Company's maintenance of proper books and records; (vii) a quarterly fee of Euro 25,000 or $32,993 for services in relation to the financial reporting requirements of the Company under Commission and NASDAQ rules and regulations; (viii) a commission of 0.2% on derivative agreements and loan financing or refinancing; (ix) a newbuilding supervision fee of Euro 424,360 or approximately $560,028  per newbuilding vessel and (x) an annual fee of Euro 10,609 or approximately $14,001 per vessel, for the provision of information-system related services.

Central Mare also provides commercial operations and freight collection services in exchange for a fee of Euro 95.5 or approximately $126 per day per vessel. Central Mare provides insurance services and obtains insurance policies for the vessels for a fee of 5.00% of the total insurance premiums. Furthermore, if required, Central Mare will also handle and settle all claims arising out of its duties under the management agreements (other than insurance and salvage claims) in exchange for a fee of Euro 159.7 or approximately $211 per person per eight-hour day. Finally legal fees for claims and general corporate services incurred by Central Mare on behalf of the Company will be reimbursed to Central Mare at cost.

These agreements have an initial term of five years after which they will continue to be in effect until terminated by either party subject to a twelve-month advance notice of termination.

Pursuant to the terms of the management agreements, all fees payable to Central Mare are adjusted upwards 3% per annum on each anniversary date of the agreement. Transactions with the Manager in Euros are settled on the basis of the EUR/USD on the invoice date.

The Letter Agreement was amended on January 1, 2012 to reduce management fees paid by the Company to Central Mare by approximately 35% for the services rendered in relation to the Company's maintenance of proper books and records and for services in relation to the financial reporting requirements of the Company under Commission and NASDAQ rules and regulations. The letter agreement was amended again on January 1, 2013 resulting in a decrease in the variable management fees to $250 per vessel per day that will include operational, technical and commercial functions, services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002, services rendered in relation to the Company's maintenance of proper books and records, services in relation to the financial reporting requirements of the Company under Commission and NASDAQ rules and regulations, the provision of information-system related services, commercial operations and freight collection services, with all other terms remaining unchanged.

(c)
International Ship Management Inc. ("International"): on June 1, 2011, the Company decided to outsource all of the commercial and technical management of M/T Delos to International Ship Management Inc., or International, a related party controlled by the family of the Company's Chief Executive Officer, with terms similar to the ones between the Company and Central Mare. The management agreement ended in October 15, 2011 when the bareboat charter of the vessel with the Company was terminated. No termination fees were charged for the termination of the said agreement.

(d)
 Central Mare Inc. ("Central Mare") – Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare pursuant to which Central Mare furnishes the Company with its executive officers. These agreements were entered into in exchange for terminating prior agreements.

Under the terms of the agreement for the Company's Chief Executive Officer, the Company is obligated to pay annual base salary, a minimum cash bonus and stock compensation of 50,000 common shares of the Company to be issued at the end of each calendar year (see Note 12).

The initial term of the agreement expires on August 31, 2014; however the agreement shall be automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Executive Vice President and Chairman, the Company is obligated to pay annual base salary and additional incentive compensation as determined by the board of directors. The initial term of the agreement expired on August 31, 2011; however the agreement shall  automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Financial Officer, the Company is obligated to pay annual base salary. The initial term of the agreement expired on August 31, 2012; however the agreement shall automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Technical Officer, the Company is obligated to pay annual base salary. The initial term of the agreement expired on August 31, 2011, however the agreement shall automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term. In the event of a change of control the Chief Technical Officer is entitled to receive a cash payment equal to three years' annual base salary. In addition, our Chief Technical Officer is subject to non-competition and non-solicitation undertakings.

On March 1, 2011, the Company entered into an agreement with Central Mare pursuant to which, Central Mare furnishes certain administrative employees. Under the terms of this agreement the Company is obligated to pay an annual base salary.

(Expressed in thousands of United States Dollars – except share, per share data and rate per day, unless otherwise stated)

On July 1, 2012 the Executive Officers and Other Personnel Agreements were amended and the salaries of the executive officers were reduced as was the number of administrative employees provided.

As of December 31, 2012 the net amount due to Central Mare was $2,150 and is included in Due to related parties, which are separately presented in the accompanying consolidated balance sheets. The amount concerns $797 related to executive officers and other personnel expenses, $1,013 related to commissions on charter hire agreements and sale and purchase of vessels and $340 that relates to management fees.

The fees charged by Central Mare for the year ended December 31, 2011 and 2012 are as follows:

	Year Ended December 31,
	2011	2012
Management Fees	$5,575	$2,345	Management fees related party - Statement of comprehensive income/ (loss)
Executive officers and other personnel expenses	$5,405	$2,349	General and administrative expenses - Statement of comprehensive income/ (loss)
Superintendent Fees	$184	$29	Vessel operating expenses - Statement of comprehensive income/ (loss)
Superintendent Fees	$39	-	Dry-docking costs - Statement of comprehensive income/ (loss)
Commission for sale of vessels	$1,216	-
Commission on charter hire agreements	$672	$275	Voyage expenses - Statement of comprehensive income/ (loss)
Total	$13,901	$4,998

(e)
Sovereign Equity Line Transaction: On August 24, 2011, the Company entered into a Common Stock Purchase Agreement with Sovereign Holdings Inc. ("Sovereign"), which is controlled by the Company's Chief Executive Officer and President.  In this transaction, commonly known as an equity line, Sovereign committed to purchase up to $10,000 of the Company's common shares, to be drawn from time to time at the Company's request in multiples of $500 over the following 12 months ("the Sovereign Equity Line Transaction"). Shares purchased under the Common Stock Purchase Agreement are priced at the greater of (i) $0.45 per share and (ii) a per share price of 35% of the volume weighted average price of our common stock for the previous 12 trading days.  Also on August 24, 2011, the Company entered into a registration rights agreement with Sovereign, pursuant to which Sovereign has been granted certain demand registration rights with respect to the shares issued to Sovereign under the Common Stock Purchase Agreement.  In addition, on August 24, 2011, the Company entered into a lock-up agreement with Sovereign, pursuant to which Sovereign agreed not to sell shares acquired pursuant to the Common Stock Purchase Agreement for a period starting 12 months from each acquisition of such shares.

The Sovereign Equity Line Transaction was entered into to meet urgent short-term liquidity needs, especially the Company's debt service obligations. The discount at which the shares are sold under the equity line was evaluated in the context of the Company's urgent liquidity needs, the lack of alternatives available to the Company to raise capital due to unfavorable market conditions, the flexibility provided by the Sovereign transaction and the 12 month lock-up agreement that accompanied the transaction that made the shares illiquid for Sovereign.

The Board established a special committee composed of independent directors (the "Special Committee") to consider the Sovereign Equity Line Transaction and make a recommendation to the Board.  In the course of its deliberations, the Special Committee hired an independent investment bank which had never previously done any work for the Company or for Sovereign and obtained a fairness opinion from that investment bank.  On August 24, 2011, the Special Committee determined that the Sovereign Equity Line Transaction was fair to and in the Company's best interest and the best interests of its shareholders.  Upon the recommendation of the Special Committee, the Board approved the Sovereign Equity Line Transaction on August 24, 2011 and the Company entered into the Agreement on that date.

The Company drew down $2,000 under the Common Stock Purchase Agreement at a price of $0.7793 per share on September 1, 2011, and on October 19, 2011, the Company drew down $5,000 at a price of $0.45 per share.

The Company has accounted for the Sovereign Equity Line Transaction as a freestanding financial instrument settled in its common stock. As such, the obligation has been recognized in the balance sheet at fair value. The Company has recorded all changes in its fair value in earnings.

Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments are recognized in earnings.

(f)
Central Shipping Monaco SAM: On September 21, 2011, the Company entered into a lease agreement for one year for the provision of office space in Monaco, effective from October 1, 2011 with Central Shipping Monaco SAM, a related party controlled by the family of the Company's Chief Executive Officer and President. The monthly rent as of December 31, 2012 is Euro 5 or $7 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2012) adjusted annually by 3% and the yearly charge for utilities is Euro 4 or $5 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2012). This agreement was extended up to December 12, 2012 and then terminated. This termination did not result in any additional fees or costs.

(g)
Central Mare Inc. ("Central Mare") – Credit Facility: On July 16, 2011 the Company entered into an unsecured credit facility with Central Mare for Euro 1,800 ($2,372 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012) to be used for general working capital purposes. The Company has undertaken to repay the loan within twelve months of its receipt, however the loan was extended on July 21, 2012 for another twelve months. The loan bears interest at a rate of 8%.

(h)
Shipping Financial Services Inc Credit Facility: On July 1, 2011 the Company entered into an unsecured credit facility with Shipping Financial Services Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 350 ($ 461 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012) to be used for general working capital purposes. The Company has undertaken to repay the loan within twelve months of its receipt, however the loan was extended on July 8, 2012 for another twelve months. The loan bears interest at a rate of 8% per annum.